DERIVATIVES (Tables)	12 Months Ended
Dec. 31, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Summary of Derivative Financial Instruments and Balances
The following table details the location and amounts recognized in the Consolidated Balance Sheets for client derivatives:

		December 31, 2018			December 31, 2017
			Estimated fair value			Estimated fair value
(Dollars in thousands)	Balance Sheet Classification	Notional amount	Gain	Loss	Notional amount	Gain	Loss
Client derivatives
Matched interest rate swaps with borrower	Accrued interest and other assets and other liabilities	$1,359,990	$17,402	$(11,787)	$837,040	$7,153	$(5,529)
Matched interest rate swaps with counterparty	Accrued interest and other liabilities	1,359,990	11,787	(17,401)	837,040	5,529	(7,158)
Total		$2,719,980	$29,189	$(29,188)	$1,674,080	$12,682	$(12,687)

Disclosure by Type of Financial Instrument [Table Text Block]
The following table discloses the gross and net amounts of client derivative liabilities recognized in the Consolidated Balance Sheets:

	December 31, 2018			December 31, 2017
(Dollars in thousands)	Gross amounts of recognized liabilities	Gross amounts offset in the Consolidated Balance Sheets	Net amounts of liabilities presented in the Consolidated Balance Sheets	Gross amounts of recognized liabilities	Gross amounts offset in the Consolidated Balance Sheets	Net amounts of liabilities presented in the Consolidated Balance Sheets
Client derivatives
Matched interest rate swaps	$29,189	$(14,577)	$14,612	$12,687	$2,279	$14,966

Derivative Financial Instruments, Average Remaining Maturity and the Weighted-Average Interest Rates being Paid and Received
The following table details the derivative financial instruments, the average remaining maturities and the weighted-average interest rates being paid and received by First Financial at December 31, 2018:

				Weighted-Average Rate
(Dollars in thousands)	Notional amount	Average maturity (years)	Fair value	Receive	Pay
Client derivatives
Receive fixed, matched interest rate swaps with borrower	$1,359,990	6.2	$5,615	4.70%	4.67%
Pay fixed, matched interest rate swaps with counterparty	1,359,990	6.2	(5,614)	4.67%	4.70%
Total client derivatives	$2,719,980	6.2	$1	4.68%	4.68%